Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI Denmark ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 7.0%
Danske Bank A/S	104,890	$1,721,753
Jyske Bank A/S, Registered	12,226	463,224
Ringkjoebing Landbobank A/S	1,743	114,964
Spar Nord Bank A/S	23,930	210,688
Sydbank A/S	13,814	259,119

		2,769,748

Beverages — 6.4%
Carlsberg A/S, Class B	14,764	1,940,112
Royal Unibrew A/S(a)	8,579	609,380

		2,549,492

Biotechnology — 5.0%
Bavarian Nordic A/S(a)(b)	8,573	201,748
Genmab A/S(b)	9,423	1,613,564
Zealand Pharma A/S(a)(b)	9,305	190,647

		2,005,959

Building Products — 1.1%
Rockwool International A/S, Class B	1,650	420,548

Chemicals — 8.2%
Chr Hansen Holding A/S	15,699	1,634,734
Novozymes A/S, Class B	34,240	1,607,447

		3,242,181

Commercial Services & Supplies — 1.9%
ISS A/S	26,344	739,657

Construction & Engineering — 1.3%
FLSmidth & Co. A/S	7,887	310,360
Per Aarsleff Holding A/S	5,817	209,200

		519,560

Electric Utilities — 5.1%
Orsted A/S(c)	25,648	2,039,210

Electrical Equipment — 6.3%
NKT A/S(a)(b)	9,048	137,585
Vestas Wind Systems A/S	29,094	2,379,185

		2,516,770

Energy Equipment & Services — 0.5%
Drilling Co. of 1972 A/S (The)(b)	3,236	206,196

Food Products — 0.6%
Schouw & Co. A/S(a)	3,003	220,747

Health Care Equipment & Supplies — 9.8%
Ambu A/S, Series B(a)	28,731	445,247
Coloplast A/S, Class B	16,725	1,778,509
Demant A/S(a)(b)	19,738	659,480
GN Store Nord A/S	21,295	1,000,361

		3,883,597

Health Care Technology — 0.3%
NNIT A/S(a)(c)	5,252	99,377

Household Durables — 0.2%
Bang & Olufsen A/S(b)	11,433	88,717

Insurance — 3.1%
Alm Brand A/S	19,875	170,833
Topdanmark A/S	7,904	423,434
Tryg A/S	21,040	657,456

		1,251,723

Security	Shares	Value

Machinery — 0.5%
Nilfisk Holding A/S(b)	6,206	$194,480

Marine — 5.1%
AP Moller — Maersk A/S, Class A	563	573,397
AP Moller — Maersk A/S, Class B, NVS	967	1,036,084
D/S Norden A/S	10,993	153,299
Dfds A/S	6,772	257,895

		2,020,675

Oil, Gas & Consumable Fuels — 0.3%
TORM PLC(a)(b)	16,315	137,556

Pharmaceuticals — 24.6%
ALK-Abello A/S(b)	1,455	333,936
H Lundbeck A/S	12,190	488,237
Novo Nordisk A/S, Class B	191,205	8,979,252

		9,801,425

Road & Rail — 6.1%
DSV A/S	27,338	2,437,116

Software — 2.4%
Netcompany Group A/S(b)(c)	7,176	277,135
SimCorp A/S	7,039	684,861

		961,996

Specialty Retail — 0.4%
Matas A/S	14,399	151,913

Textiles, Apparel & Luxury Goods — 1.6%
Pandora A/S	17,668	654,649

Tobacco — 0.5%
Scandinavian Tobacco Group A/S(c)	16,711	202,988

Total Common Stocks — 98.3% (Cost: $45,994,576)		39,116,280

Short-Term Investments

Money Market Funds — 5.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.53%(d)(e)(f)	2,211,662	2,212,547
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.33%(d)(e)	21,106	21,106

		2,233,653

Total Short-Term Investments — 5.6% (Cost: $2,233,587)		2,233,653

Total Investments in Securities — 103.9% (Cost: $48,228,163)		41,349,933

Other Assets, Less Liabilities — (3.9)%		(1,561,894)

Net Assets — 100.0%		$39,788,039

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Denmark ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	771,104	1,440,558	2,211,662	$2,212,547	$15,545	(a)	$(259)	$(16)
BlackRock Cash Funds: Treasury, SL Agency Shares	15,884	5,222	21,106	21,106	444		—	—

				$2,233,653	$15,989		$(259)	$(16)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$39,116,280	$—	$—	$39,116,280
Money Market Funds	2,233,653	—	—	2,233,653

	$41,349,933	$—	$—	$41,349,933

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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